Finance Costs-Net - Summary of Finance Costs-Net (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Interest received		€ 1		€ 3
Finance income		1		3
Interest expense on borrowings	€ (30)	(30)	€ (62)	(58)
Expenses on factoring arrangements	(5)	(5)	(10)	(9)
Interest expense on lease liabilities	(4)	(1)	(7)	(2)
Realized and unrealized (losses) / gains on debt derivatives at fair value	(4)	23	5	16
Realized and unrealized exchange gains / (losses) on financing activities - net	6	(22)		(11)
Interest cost on pension and other benefits	(4)	(4)	(8)	(8)
Other finance expenses	(2)	(2)	(8)	(11)
Capitalized borrowing costs			1	2
Finance expense	(43)	(41)	(89)	(81)
Finance costs - net	€ (43)	€ (40)	€ (89)	€ (78)